UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Springbok Capital Management, LLC

Address:  130 East 59th Street, 11th Floor
          New York, New York  10022


13F File Number: 028-12257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Trevor E. Cohen
Title:    Chief Operating Officer
Phone:    212-897-6732

Signature, Place and Date of Signing:


/s/ Trevor E. Cohen                 New York, NY               May 15, 2008
-----------------------    --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        18

Form 13F Information Table Value Total: $ 173,743
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.        Form 13F File Number                 Name
---         ---------------------              -------
1               028-12256               Springbok Capital Master Fund, LP


                                                    FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5             COLUMN 6     COL 7         COLUMN 8


                             TITLE OF                   VALUE    SHRS OR  SH/  PUT/     INVESTMENT     OTHR      VOTING AUTHORITY
NAME OF ISSUER                 CLASS         CUSIP    (x$1000)   PRN AMT  PRN  CALL     DISCRETION     MGRS   SOLE    SHARED    NONE
--------------               --------        -----    --------   -------  ---  ----     ----------     -----  ----    ------    ----
ADHEREX TECHNOLOGIES INC      COM NEW      00686R200      750   2,028,333 SH          SHARED-DEFINED     1           2,028,333
AMERICAN TOWER CORP            CL A        029912201    6,624     168,929 SH          SHARED-DEFINED     1             168,929
AMERIPRISE FINL INC             COM        03076C106   13,712     264,454 SH          SHARED-DEFINED     1             264,454
ANADARKO PETE CORP              COM        032511107   11,534     183,000 SH          SHARED-DEFINED     1             183,000
BEARINGPOINT INC                COM        074002106    5,733   3,412,700 SH          SHARED-DEFINED     1           3,412,700
CROWN HOLDINGS INC              COM        228368106    6,255     248,606 SH          SHARED-DEFINED     1             248,606
CVR ENERGY INC                  COM        12662P108   23,030   1,000,000 SH          SHARED-DEFINED     1           1,000,000
CVS CAREMARK CORPORATION        COM        126650100   18,372     453,521 SH          SHARED-DEFINED     1             453,521
DOLLAR FINANCIAL CORP           COM        256664103   10,386     451,574 SH          SHARED-DEFINED     1             451,574
GREAT WOLF RESORTS INC          COM        391523107   13,379   2,097,017 SH          SHARED-DEFINED     1           2,097,017
GULFPORT ENERGY CORP          COM NEW      402635304    6,368     600,779 SH          SHARED-DEFINED     1             600,779
HORIZON LINES INC               COM        44044K101    5,815     312,479 SH          SHARED-DEFINED     1             312,479
QUALCOMM INC                    COM        747525103   10,215     249,140 SH          SHARED-DEFINED     1             249,140
SBA COMMUNICATIONS CORP         COM        78388J106   17,315     580,443 SH          SHARED-DEFINED     1             580,443
SELECT SECTOR SPDR TR       SBI INT-FINL   81369Y605    5,733     230,500      CALL   SHARED-DEFINED     1             230,500
SPDR SERIES TRUST           S&P HOMEBUILD  78464A888    2,230     102,800      CALL   SHARED-DEFINED     1             102,800
TAL INTL GROUP INC              COM        874083108    7,330     310,991 SH          SHARED-DEFINED     1             310,991
TEEKAY CORPORATION              COM        Y8564W103    8,961     211,000 SH          SHARED-DEFINED     1             211,000

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